GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019
Goodwill [Roll Forward]
Beginning balance	$ 862,183	$ 644,956	$ 202,407	$ 130,907
Ending balance	880,063	862,183	$ 207,456	$ 202,407
Vitners
Goodwill [Roll Forward]
Beginning balance	862,183
Acquisition during period	17,880
Ending balance	$ 880,063	$ 862,183